As filed with the U.S. Securities and Exchange Commission on March 31, 2011

1940 Act Registration No.  811-22118
1933 Act File No.  333-145984

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒
(Check appropriate box or boxes)

DREMAN CONTRARIAN FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46204
(Address of Principal Executive Offices)  (Zip Code)

(800) 247-1014
(Registrant’s Telephone Number, Including Area Code)

E. Clifton Hoover, Jr., Secretary
c/o Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46204
(Name and Address of Agent for Service of Process)

Please send copies of all communications to:

Yvonne I. Pytlik, Chief Compliance Officer
Dreman Value Management, L.L.C.
Harborside Financial Center
Plaza 10, Suite 800
Jersey City, NJ 07311-4037

Approximate Date of Proposed Public Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[    ]           immediately upon filing pursuant to paragraph (b).
[X ]           on April 8, 2011 pursuant to paragraph (b).
[    ]           60 days after filing pursuant to paragraph (a)(1).
[    ]           on (date) pursuant to paragraph (a)(1).
[    ]           75 days after filing pursuant to paragraph (a)(2).
[    ]           on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 18 to the registration statement on Form N-1A for Dreman Contrarian Funds (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 15 from April 2, 2011 to April 8, 2011 for the Registrant’s Dreman Contrarian Value Equity Fund.  This amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 that was filed with the Securities and Exchange Commission on February 1, 2011.

PART C – OTHER INFORMATION

Item 28.  Exhibits.

(a)           Declaration of Trust.

(1)
Certificate of Trust of Dreman Contrarian Funds (the “Registrant”) dated July 27, 2007, as filed with the Secretary of State of Delaware on July 31, 2007, is incorporated herein by reference to Exhibit No. 23(a)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-145984/811-22118) as filed with the U. S. Securities and Exchange Commission (the “SEC”) on September 11, 2007 (the “Initial Form N-1A”).

(2)	Agreement and Declaration of Trust dated July 31, 2007, is incorporated herein by reference to Exhibit No. 23(a)(2) of the Initial Form N-1A.

(b)           By-Laws.

The By-Laws of the Registrant, are incorporated herein by reference to Exhibit No. 23(b) of the Initial Form N-1A.

(c)           Instruments Defining Rights of Security Holders.

(1)
See Article II; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Agreement and Declaration of Trust dated July 31, 2007, which is incorporated herein by reference to Exhibit No. 23(a)(2) of the Initial Form N-1A.

(2)	See Article IV; Article V; and Article VI of the Registrant’s By-Laws, which are incorporated herein by reference to Exhibit No. 23(b) of the Initial Form N-1A.

(d)           Investment Advisory Contracts.

(1)
Investment Advisory Agreement dated January 22, 2008 between the Advisor and the Registrant, on behalf of the Dreman Contrarian Mid Cap Value Fund, is incorporated by reference to Exhibit 23(d)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-145984/822-22118) as filed with the SEC on October 14, 2009 (“PEA No. 11”).

(2)
Investment Advisory Agreement dated January 22, 2008 between the Advisor and the Registrant, on behalf of the Dreman Quantitative Large Cap Value Fund (now known as the Dreman Market Over-Reaction Fund), is incorporated by reference by Exhibit 23(d)(4) of PEA No. 11.

(3)
Investment Advisory Agreement dated January 22, 2008 between the Advisor and the Registrant, on behalf of the Dreman Quantitative Mid Cap Value Fund, is incorporated by reference to Exhibit 23(d)(5) of PEA No. 11.

(4)
Investment Advisory Agreement dated January 22, 2008 between the Advisor and the Registrant, on behalf of the Dreman Quantitative Small Cap Value Fund, is incorporated by reference to Exhibit 23(d)(6) of PEA No. 11.

(5)
Investment Advisory Agreement dated January 31, 2008 between the Advisor and the Registrant, on behalf of the Dreman Contrarian All Cap Value Fund, is incorporated by reference to Exhibit 23(d)(7) of PEA No. 11.

(6)
Investment Advisory Agreement dated January 31, 2008 between the Advisor and the Registrant, on behalf of the Dreman Contrarian SMID Cap Value Fund, is incorporated by reference to Exhibit 23(d)(8) of PEA No. 11.

(7)
Investment Advisory Agreement dated January 31, 2008 between the Advisor and the Registrant, on behalf of the Dreman Contrarian International Value Fund, is incorporated by reference to Exhibit 23(d)(9) of PEA No. 11.

(8)
Amended and Restated Investment Advisory Agreement between the Advisor and the Registrant, on behalf of the Dreman Contrarian Large Cap Value Fund (now known as the Dreman High Opportunity Fund), is incorporated herein by reference to Exhibit No. 23(d)(10) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-145984/811-22118) as filed with the SEC on September 3, 2009 (“PEA No. 9”).

(9)
Amended and Restated Investment Advisory Agreement between the Advisor and the Registrant, on behalf of the Dreman Contrarian Small Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(d)(11) of PEA No. 9.

(10)	Investment Advisory Agreement between the Advisor and the Registrant, on behalf of the Dreman Contrarian Value Equity Fund – to be filed by amendment.

(e)           Underwriting Contracts.

(1)	Distribution Agreement dated January 23, 2008 between Unified and the Registrant is incorporated by reference to Exhibit 23(e)(2) of PEA No. 11.

(2)	Form of Selling Dealer Agreement, is incorporated herein by reference to Exhibit No. 23(e)(2) of the Initial Form N-1A.

(3)
Form of Share Purchase Agreement between the Distributor and the Registrant, on behalf of the Dreman Contrarian All Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(e)(5) of PEA No. 3.

(4)
Form of Share Purchase Agreement between the Distributor and the Registrant, on behalf of the Dreman Contrarian SMID Cap Value Fund, is incorporated herein by reference to Exhibit No. 23(e)(6) of PEA No. 3.

(5)
Form of Share Purchase Agreement between the Distributor and the Registrant, on behalf of the Dreman Contrarian International Value Fund, is incorporated herein by reference to Exhibit No. 23(e)(7) of PEA No. 3.

(f)           Bonus or Profit Sharing Contracts.

Not applicable.

(g)           Custodian Agreements.

Form of Custody Agreement dated January 23, 2008 between Huntington National Bank and the Registrant, is incorporated herein by reference to Exhibit No. 23(g) of the Initial Form N-1A.

(h)           Other Material Contracts.

(1)	Fund Accounting, Administration, Transfer Agency and Anti-Money Laundering Agreement.

(a)	Mutual Fund Services Agreement dated January 18, 2008 between Unified and the Registrant is incorporated by reference to Exhibit 23(h)(1)(b) of PEA No. 11.

(2)	Operating Expenses Agreements.

(a)	Operating Expenses Agreement dated December 8, 2010 between the Advisor and the Registrant, on behalf of the Dreman High Opportunity Fund – to be filed by amendment.

(b)	Operating Expenses Agreement dated December 8, 2010 between the Advisor and the Registrant, on behalf of the Dreman Contrarian Mid Cap Value Fund – to be filed by amendment.

(c)	Operating Expenses Agreement dated December 8, 2010 between the Advisor and the Registrant, on behalf of the Dreman Contrarian Small Cap Value Fund – to be filed by amendment.

(d)	Operating Expenses Agreement dated December 8, 2010 between the Advisor and the Registrant, on behalf of the Dreman Market Over-Reaction Fund – to be filed by amendment.

(e)	Operating Expenses Agreement dated December 8, 2010 between the Advisor and the Registrant, on behalf of the Dreman Contrarian International Value Fund – to be filed by amendment.

(f)	Operating Expense Agreement between the Advisor and the Registrant, on behalf of the Dreman Contrarian Value Equity Fund – to be filed by amendment.

(i)           Legal Opinion.

Opinion and consent of Sutherland Asbill & Brennan, LLP  - to be filed by amendment.

(j)           Other Opinions - None.

(k)           Omitted Financial Statements.

Not applicable.

(l)           Initial Capital Agreements.

Not applicable.  The Trust will be capitalized from the proceeds of the shell reorganization of the assets and liabilities of the Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund, Dreman Contrarian Small Cap Value Fund, Dreman Quantitative Large Cap Value Fund, Dreman Quantitative Mid Cap Value Fund and Dreman Quantitative Small Cap Value Fund (collectively, the “Predecessor Funds”), each a series of shares of Unified Series Trust (SEC File Nos. 333-100654/811-21237) into corresponding series of the Registrant.

(m)           Rule 12b-1 Plans.

(1)	Form of Class A Shares Distribution Plan and related agreement for the Registrant, incorporated herein by reference to Exhibit No. 23(m) of the Initial Form N-1A.

(2)	Form of Retail Class Shares Distribution Plan and related agreement for the Registrant, is incorporated herein by reference to Exhibit No. 23(m)(2) of PEA No. 3.

(3)	Form of Class C Shares Distribution Plan and related agreement for the Registrant, to be filed by amendment.

(n)           Rule 18f-3 Plan.

Rule 18f-3 Plan, is incorporated herein by reference to Exhibit No. 23(n) of the Initial Form N-1A.

(o)           Reserved.

(p)           Codes of Ethics.

(1)	Code of Ethics of the Registrant, is incorporated herein by reference to Exhibit No. 23(p)(1) of the Initial Form N-1A.

(2)	Code of Ethics of the Advisor, is incorporated herein by reference to Exhibit No. 23(p)(2) of the Initial Form N-1A.

(3)	Code of Ethics of the Distributor, is incorporated herein by reference to Exhibit No. 23(p)(3) of the Initial Form N-1A.

Item 29.                      Persons Controlled by or Under Common Control with the Registrant.

None.

Item 30.                      Indemnification.

Indemnification of the Advisor, Distributor, Unified and Huntington National Bank (the Registrant’s Custodian) against certain stated liabilities is provided for in Section 5 of each Investment Advisory Agreement, Section 9 of the Distribution Agreement, Section 8 of the Mutual Fund Services Agreement, and Article VIII of the Custody Agreement.  Each of these agreements are incorporated herein by reference to exhibits to the Registrant’s Initial Form N-1A.

The Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of the Registrant’s Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit No. 23(a)(2) of the Initial Form N-1A, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U. S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.                      Business and Other Connections of the Investment Advisor.

The Advisor is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”).  The list required by this Item 31 of each officer, director or partner of the Advisor, together with any information as to any business, profession, vocation or employment of a substantial nature engaged in by each officer, director, employee, partner or trustee during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by the Advisor  pursuant to the Advisers Act (SEC File No. 801-54255).

Item 32.                      Principal Underwriters.

(a)
Unified Financial Securities, Inc. (the “Distributor”) is the principal underwriter of the Registrant’s shares of beneficial interest.  The Distributor is the only principal underwriter of the Registrant.  The Distributor also serves as a principal underwriter for the following investment companies:, American Pension Investors Trust, Appleton Funds, Dividend Growth Trust, Grand Prix Investors Trust, Hirtle Callaghan Trust, Huntington Funds, James Advantage Funds, Unified Series Trust, and Valued Advisers Trust.

(b)
The information required by this Item 32(b) with respect to each director, officer or partner of the Distributor is incorporated herein by reference to Schedule A of Form BD filed by the Distributor with the U. S. Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-23508).

(c)	Not Applicable.

Item 33.                      Location of Accounts and Records.

(a)
Dreman Value Management, LLC, c/o Contrarian Services Corp., Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey  07311 (Registrant’s Certificate of Trust, Agreement and Declaration of Trust, By-Laws, Minute Books, and records relating to its function as investment adviser).

(b)	Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208 (records relating to its function as principal underwriter).

(c)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its function as custodian).

(d)
Huntington Asset Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208 (records relating to its function as administrator, transfer agent, fund accounting agent and anti-money laundering agent).

Item 34.                      Management Services.

None.

Item 35.                      Undertakings.

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Indianapolis and the State of Indiana on the 31st day of March, 2011.

DREMAN CONTRARIAN FUNDS

By: /s/ R. Jeffrey Young
Name:   R. Jeffrey Young
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                                                                TITLE                                             DATE

/s/ R. Jeffrey Young                                                      Chief Executive                                March 31, 2011
R. Jeffrey Young	Officer
and President

/s/ * Brian R. Bruce	Trustee	March 31, 2011
Brian R. Bruce

* Dr. Robert B. Grossman	Trustee	March 31, 2011
Dr. Robert B. Grossman

* Robert A. Miller	Trustee	March 31, 2011
Robert A. Miller

/s/ Robert Silva	Treasurer and Chief Financial Officer	March 31, 2011
Robert Silva

/s/ John C. Swhear                                           March 31, 2011
* By: John C. Swhear,
Attorney-in-fact pursuant to Powers
of Attorney

DREMAN CONTRARIAN FUNDS
Power of Attorney

I hereby appoint John C. Swhear, J. Michael Landis and Tara Pierson, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of DREMAN CONTRARIAN FUNDS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on August 15, 2007.

 /s/ BRIAN R. BRUCE
Name:                      Brian R. Bruce
Title:                      Trustee

DREMAN CONTRARIAN FUNDS
Power of Attorney

I hereby appoint John C. Swhear, J. Michael Landis and Tara Pierson, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of DREMAN CONTRARIAN FUNDS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on August 15, 2007.

 /s/ ROBERT B. GROSSMAN
Name:                      Robert B. Grossman
Title:                      Trustee

DREMAN CONTRARIAN FUNDS
Power of Attorney

I hereby appoint John C. Swhear, J. Michael Landis and Tara Pierson, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of DREMAN CONTRARIAN FUNDS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on August 15, 2007.

 /s/ ROBERT A. MILLER
Name:                      Robert A. Miller
Title:                      Trustee